Related Party Agreements	12 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Related Party Agreements

2. Related Party Agreements.

The Company provides FRP Holdings, Inc. (FRP) certain services including the services of certain shared executive officers. FRP may be considered a related party due to common significant shareholder ownership and shared common officers. A written agreement exists outlining the terms of such services and the boards of the respective companies amended and extended this agreement for one year effective April 1, 2020.

The consolidated statements of income reflect charges and/or allocation to FRP Holdings, Inc. for these services of $1,283,000, $1,398,000, and $1,441,000 for fiscal 2020, 2019 and 2018, respectively. Included in the charges above are amounts recognized for corporate executive stock-based compensation expense. These charges are reflected as a reduction to Patriot corporate expenses.

We employ an allocation method to allocate said expenses and thus we believe that the allocations to FRP are a reasonable approximation of the costs related to FRP’s operations, but any such related-party transactions cannot be presumed to be carried out on an arm’s-length basis.